Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 7	GOODWILL AND OTHER INTANGIBLE ASSETS
A summary of changes in goodwill during the years ended April 30, 2016 and 2015, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International and Foodservice	Total
Balance at May 1, 2014	$1,743.1	$1,095.5	$—	$259.6	$3,098.2
Acquisitions	(0.3)	47.9	2,812.1	60.9	2,920.6
Other (A)	0.1	(2.6)	—	(4.7)	(7.2)
Balance at April 30, 2015	$1,742.9	$1,140.8	$2,812.1	$315.8	$6,011.6
Acquisitions (B)	348.0	494.7	(842.6)	130.7	130.8
Divestiture	—	(33.6)	—	(14.2)	(47.8)
Other (A)	—	(1.0)	—	(2.5)	(3.5)
Balance at April 30, 2016	$2,090.9	$1,600.9	$1,969.5	$429.8	$6,091.1

(A)	The amounts classified as other represent foreign currency exchange for the years ended April 30, 2016 and 2015.

(B)
As a result of the Big Heart acquisition, we recognized a total of $3.0 billion of goodwill, representing the value we expect to achieve through the implementation of operational synergies and growth opportunities across our segments, which includes finalization of the fair value adjustments, as discussed in Note 2: Acquisitions. In addition, the goodwill related to the 2015 acquisition was allocated across all reportable segments based on the synergies anticipated to be achieved by each individual reporting unit, which were finalized in 2016. The purchase price allocation was finalized for the Sahale acquisition in 2016, resulting in an immaterial adjustment to goodwill.

The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange.

	April 30, 2016			April 30, 2015
Acquisition Cost		Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,520.1	$639.9	$2,880.2	$3,733.9	$477.9	$3,256.0
Patents and technology	168.5	88.4	80.1	169.0	74.8	94.2
Trademarks	525.4	78.7	446.7	328.0	47.6	280.4
Total intangible assets subject to amortization	$4,214.0	$807.0	$3,407.0	$4,230.9	$600.3	$3,630.6
Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,109.1	$21.7	$3,087.4	$3,338.0	$18.3	$3,319.7
Total other intangible assets	$7,323.1	$828.7	$6,494.4	$7,568.9	$618.6	$6,950.3

Amortization expense for finite-lived intangible assets was $204.7, $110.3, and $98.7 in 2016, 2015, and 2014, respectively. The weighted-average useful lives of the customer and contractual relationships, patents and technology, and trademarks are 23, 13, and 16 years, respectively. The weighted-average useful life of total finite-lived intangible assets is 22 years. Based on the carrying amount of intangible assets subject to amortization at April 30, 2016, the estimated amortization expense is $206.9 for 2017, $204.4 for 2018, $202.7 for 2019, $198.3 for 2020, and $196.7 for 2021. During 2016, we began amortizing the Crisco trademark that was previously an indefinite-lived intangible. The trademark was included in the annual impairment review performed as of February 1, 2016, and was not impaired. The annual amortization expense related to the Crisco trademark is approximately $8.0.
We review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2016. Goodwill impairment is tested at the reporting unit level. At February 1, 2016, we had seven reporting units. No goodwill impairment was recognized as a result of the annual evaluation performed as of February 1, 2016. The estimated fair value of each reporting unit and material other indefinite-lived intangible asset was substantially in excess of its carrying value as of the annual test date, with the exception of the Pet Food reporting unit and all trademarks within the U.S. Retail Pet Foods segment. The fair value of the Pet Foods reporting unit exceeded the carrying value by $198.0, or 4 percent. A sensitivity analysis was performed for the Pet Foods reporting unit, assuming a hypothetical 50-basis-point decrease in the expected long-term growth rate and yielded an estimated fair value slightly below carrying value. The trademarks acquired with Big Heart are also equally as sensitive to a hypothetical 50-basis-point decrease in the expected long-term growth rate for the Pet Foods reporting unit. The goodwill and intangibles related to the U.S. Retail Pet Food segment resulting from the Big Heart acquisition remain susceptible to future impairment as the current fair values are close to the carrying values at date of the acquisition. A change to the assumptions regarding future performance of the U.S. Retail Pet Foods segment, or a portion of it, or a change to other assumptions, could result in impairment losses in the future.